Offerings	Oct. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	471,300
Maximum Aggregate Offering Price	$ 3,064,628.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 423.23
Offering Note	Represents 471,300 common shares, no par value, of Obsidian Energy Ltd. (the "Common Shares") issuable under the Obsidian Energy Ltd. Stock Option Plan, amended and restated as of July 30, 2020 (the "Stock Option Plan"). The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended (the "Securities Act") on the basis of the average of the high and low prices for the Common Shares as reported on the NYSE American on October 1, 2025. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable under the Stock Option Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Obsidian Energy Ltd.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	707,100
Maximum Aggregate Offering Price	$ 4,597,917.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 634.97
Offering Note	Represents 707,100 Common Shares issuable under the Restricted and Performance Share Unit Plan, amended and restated as of July 30, 2020 (the "Share Unit Plan"). The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the NYSE American on October 1, 2025. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable under the Share Unit Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Obsidian Energy Ltd.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	50,000
Maximum Aggregate Offering Price	$ 325,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44.90
Offering Note	Represents 50,000 Common Shares issuable under the Employee Retirement / Savings Plan - Equity and Cash Component, effective October 31, 2018 (the "Employee Plan"). The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the NYSE American on October 1, 2025. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable under the Employee Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Obsidian Energy Ltd.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	1,304,806
Maximum Aggregate Offering Price	$ 8,484,501.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,171.71
Offering Note	Represents 1,304,806 Common Shares that may be deemed to be "restricted securities" and/or "control securities" under the Securities Act and the rules and regulations promulgated thereunder that were issued or are issuable to the selling securityholder identified in this registration statement on Form S-8 (the "Re-Sale Shares"). The proposed maximum price per Re-Sale Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the NYSE American on October 1, 2025. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable to the selling securityholder by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Obsidian Energy Ltd.'s receipt of consideration which would increase the number of outstanding Common Shares.